FINANCIAL INSTRUMENTS - Fair Values of Derivative Instruments on a Gross Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Derivative [Line Items]
Derivative asset	$ 208,811	$ 540
Derivative liability	(17,388)	(45,625)
Oil derivative instrument
Derivative [Line Items]
Derivative liability			$ (79,600)
Commodity contract
Derivative [Line Items]
Derivative asset	1,665	0
Derivative liability	0	0
Gross amounts presented in the consolidated balance sheet	1,753	0
Gross amounts presented in the consolidated balance sheet	(88)	0
Interest rate swap
Derivative [Line Items]
Derivative liability	(17,300)	(44,315)
Foreign exchange swap
Derivative [Line Items]
Foreign exchange swaps liability	$ 0	$ (1,310)